Flow-through Share Premium Liability (Tables)	6 Months Ended
Jun. 30, 2022
Supplemental Cash Flow Information
Schedule of flow-through share funding and expenditures
Quebec	Flow-through funding and expenditures	Flow-through Premium liability
Balance at December 31, 2020	$18,079	$7,644
Flow-through eligible expenditures	(10,789)	(4,520)
Balance at December 31, 2021	$7,290	$3,124
Flow-through eligible expenditures	(3,298)	(1,414)
Balance at June 30, 2022	$3,992	$1,710